Vessel revenue - Terms of time chartered vessels (Details) - Vessels - USD ($)	1 Months Ended										12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Apr. 30, 2023	Dec. 31, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Dec. 31, 2025	Aug. 31, 2025	Jul. 31, 2025
LR2 | STI Gratitude
Disclosure of maturity analysis of operating lease payments [line items]
Initial Term										3 years	3 years
Initial Rate ($/Day)	$ 28,000										$ 28,000
Current Rate ($/Day)	31,000									$ 28,000	$ 31,000
Daily rate of first extension										31,000
Daily rate of second extension										$ 33,000
LR2 | STI Guard
Disclosure of maturity analysis of operating lease payments [line items]
Initial Term								5 years			5 years
Initial Rate ($/Day)	28,000										$ 28,000
Current Rate ($/Day)	28,000							$ 28,000			$ 28,000
LR2 | STI Gladiator
Disclosure of maturity analysis of operating lease payments [line items]
Initial Term											3 years
Initial Rate ($/Day)	28,000										$ 28,000
Current Rate ($/Day)	31,000										$ 31,000
LR2 | STI Guide
Disclosure of maturity analysis of operating lease payments [line items]
Initial Term											3 years
Initial Rate ($/Day)	28,000										$ 28,000
Current Rate ($/Day)	31,000										$ 31,000
LR2 | STI Connaught
Disclosure of maturity analysis of operating lease payments [line items]
Initial Term							3 years				3 years
Initial Rate ($/Day)	30,000										$ 30,000
Current Rate ($/Day)							$ 30,000
LR2 | STI Lombard
Disclosure of maturity analysis of operating lease payments [line items]
Initial Term						3 years					3 years
Initial Rate ($/Day)	32,750										$ 32,750
Current Rate ($/Day)						$ 32,750
LR2 | STI Gauntlet
Disclosure of maturity analysis of operating lease payments [line items]
Initial Term		1 year				3 years					3 years
Initial Rate ($/Day)	32,750										$ 32,750
Current Rate ($/Day)	36,000	$ 36,000				$ 32,750					$ 36,000
LR2 | STI Lavender
Disclosure of maturity analysis of operating lease payments [line items]
Initial Term				3 years							3 years
Initial Rate ($/Day)	35,000										$ 35,000
Current Rate ($/Day)				$ 35,000
LR2 | STI Grace
Disclosure of maturity analysis of operating lease payments [line items]
Initial Term				3 years							3 years
Initial Rate ($/Day)	37,500										$ 37,500
Current Rate ($/Day)	36,000			$ 37,500							36,000
Daily rate of first extension	$ 36,000										$ 36,000
Daily rate, period one				47,000
Daily rate period two				28,000
Daily rate period three				$ 37,500
Minimum term of first extension	1 year										1 year
LR2 | STI Jermyn
Disclosure of maturity analysis of operating lease payments [line items]
Initial Term			3 years								3 years
Initial Rate ($/Day)	$ 40,000										$ 40,000
Current Rate ($/Day)	40,000		$ 40,000								$ 40,000
Daily rate of first extension			$ 42,500
LR2 | STI Orchard
Disclosure of maturity analysis of operating lease payments [line items]
Initial Term											5 years
Initial Rate ($/Day)	28,350										$ 28,350
Current Rate ($/Day)	28,350										$ 28,350
LR2 | STI Spiga
Disclosure of maturity analysis of operating lease payments [line items]
Initial Term											1 year
Initial Rate ($/Day)	35,000										$ 35,000
Current Rate ($/Day)	$ 35,000										35,000
LR2 | STI Alexis and STI Rose
Disclosure of maturity analysis of operating lease payments [line items]
Initial Term	5 years
Current Rate ($/Day)	$ 29,000										$ 29,000
LR2 | STI Gladiator and STI Guide
Disclosure of maturity analysis of operating lease payments [line items]
Initial Term								3 years
Current Rate ($/Day)								$ 28,000
Daily rate of first extension													$ 31,000
Daily rate of second extension													$ 33,000
MR | STI Marshall
Disclosure of maturity analysis of operating lease payments [line items]
Initial Term								3 years			3 years
Initial Rate ($/Day)	23,000										$ 23,000
Current Rate ($/Day)								$ 23,000
MR | STI Magnetic
Disclosure of maturity analysis of operating lease payments [line items]
Initial Term								3 years			3 years
Initial Rate ($/Day)	23,000										$ 23,000
Current Rate ($/Day)	27,500							$ 23,000			$ 27,500
Daily rate of first extension												$ 21,500
Daily rate of second extension		$ 27,500
Daily rate, period one								30,000
Daily rate period two								20,000
Daily rate period three								$ 19,000
Minimum term of first extension												75 days
Maximum term of first extension												120 days
Term of second extension		6 months
MR | STI Miracle
Disclosure of maturity analysis of operating lease payments [line items]
Initial Term							3 years				3 years
Initial Rate ($/Day)	27,500										$ 27,500
Current Rate ($/Day)	27,500						$ 21,000				$ 27,500
Daily rate of first extension												$ 21,500
Daily rate of second extension		$ 27,500
Term of third extension							19,000
Daily rate, period one							30,000
Daily rate period two							$ 20,000
Minimum term of first extension												75 days
Maximum term of first extension												120 days
Term of second extension		6 months
MR | STI Memphis
Disclosure of maturity analysis of operating lease payments [line items]
Initial Term									3 years		3 years
Initial Rate ($/Day)	27,500										$ 27,500
Current Rate ($/Day)	27,500								$ 21,000		$ 27,500
Daily rate of first extension												$ 21,500
Daily rate of second extension		$ 27,500
Daily rate, period one									30,000
Daily rate period two									20,000
Daily rate period three									$ 19,000
Minimum term of first extension												75 days
Maximum term of first extension												120 days
Term of second extension		6 months
MR | STI Duchessa
Disclosure of maturity analysis of operating lease payments [line items]
Initial Term					3 years						3 years
Initial Rate ($/Day)	25,000										$ 25,000
Current Rate ($/Day)					$ 25,000
MR | STI Jardins
Disclosure of maturity analysis of operating lease payments [line items]
Initial Term											3 years
Initial Rate ($/Day)	29,550										$ 29,550
Current Rate ($/Day)	29,550										$ 29,550
Handymax | STI Battersea
Disclosure of maturity analysis of operating lease payments [line items]
Initial Term											2 years
Initial Rate ($/Day)	24,000										$ 24,000
Current Rate ($/Day)	$ 24,000										$ 24,000